Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-Current
Accounts receivable	$ 4,581	$ 4,683
Trade receivables from related parties	741	1,431
Loss allowance	(4,433)	(4,533)
Non current trade receivables	889	1,581
Current
Accounts receivable	138,586	129,168
Trade receivables from related parties	4,421	5,053
Contract assets	1,488	2,053
Loss allowance	(17,935)	(25,185)
Current trade receivables	$ 126,560	$ 111,089